COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Noncancelable Lease Agreements

Future minimum lease payments under noncancelable lease agreements (with initial or remaining lease terms in excess of one year) are as follows:

Years Ending December 31
2014	$266
2015	57
2016	55
2017	4
2018	4
Thereafter	2

$388

Schedule of Future Minimum Lease Payments Under Noncancelable Lease Agreements

Future minimum lease payments under noncancelable lease agreements (with initial or remaining lease terms in excess of one year) are as follows:

As of September 30, 2014
2014	$137
2015	408
2016	202
2017	4
2018	4
Thereafter	2

Total	$757